SCHEDULE OF COMMON STOCK OPTION ACTIVITY ASSUMPTIONS (Details)	12 Months Ended
Feb. 28, 2025 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Strike price	$ 0.80
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Strike price	0.02
Fair value of Company's common stock	$ 0.0052
Dividend yield	0.00%
Expected volatility	320.50%
Risk free interest rate	4.29%
Expected term (years)	4 years 6 months